Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Current deferred tax assets	$ 190,400,000	$ 195,900,000
Non-current deferred tax liabilities	566,100,000	533,400,000
Net federal, state and foreign income taxes paid (refund received)	313,500,000	322,400,000	245,000,000
Cumulative undistributed foreign earnings	176,500,000	168,000,000
Unrecognized tax benefits	80,862,000	80,897,000	92,752,000	108,587,000
Amount of unrecognized tax benefits affects effective tax rate	76,400,000	78,500,000
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations	19,300,000
Expense (benefit) for interest and penalties	2,100,000	3,600,000	5,300,000
Accrued interest and penalties related to uncertain tax positions	36,400,000	34,300,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State net operating loss carryforwards	418,800,000	490,800,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards	$ 59,200,000	$ 66,200,000
Maximum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2032
Maximum [Member] | Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2029
Minimum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2014
Minimum [Member] | Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2027